EQUITY - Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Cash flow hedge reserve	€ (17)	€ (26)	€ (12)
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(629)	(723)	(688)
Total other reserves	€ (449)	€ (552)	€ (503)